Intangible Assets_Details of changes in intangible assets (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 KRW (₩)		Dec. 31, 2019 USD ($)	Dec. 31, 2018 KRW (₩)		Dec. 31, 2017 KRW (₩)
Reconciliation of changes in intangible assets and goodwill [Abstract]
Beginning balance	₩ 597,520,000,000			₩ 518,599,000,000		₩ 483,739,000,000
Changes in intangible assets and goodwill [Abstract]
Acquisition	156,047,000,000			175,403,000,000		157,423,000,000
Disposal	(675,000,000)			(7,426,000,000)		(981,000,000)
Amortization	(128,413,000,000)			(134,158,000,000)		(99,784,000,000)
Impairment losses	(26,797,000,000)					(237,000,000)
Reversal of impairment loss				674,000,000
Transfer	0			0		0
Business combination	233,354,000,000			47,515,000,000
Foreign currencies translation adjustment	12,586,000,000			(2,302,000,000)		(20,538,000,000)
Others	488,000,000			(785,000,000)		(1,023,000,000)
Ending balance	844,110,000,000		$ 730,515	597,520,000,000		518,599,000,000
Amortization of other intangible assets included in other operating expenses	22,317,000,000	[1]		51,770,000,000	[2]	48,292,000,000	[3]
Goodwill
Reconciliation of changes in intangible assets and goodwill [Abstract]
Beginning balance	153,602,000,000			108,707,000,000		124,803,000,000
Changes in intangible assets and goodwill [Abstract]
Acquisition	0			0		105,000,000
Disposal	0			0		0
Amortization	0			0		0
Impairment losses	0					0
Reversal of impairment loss				0
Transfer	0			0		0
Business combination	186,846,000,000			46,752,000,000
Foreign currencies translation adjustment	10,234,000,000			(1,857,000,000)		(16,201,000,000)
Others	0			0		0
Ending balance	350,682,000,000			153,602,000,000		108,707,000,000
Software
Reconciliation of changes in intangible assets and goodwill [Abstract]
Beginning balance	29,727,000,000			40,672,000,000		35,477,000,000
Changes in intangible assets and goodwill [Abstract]
Acquisition	13,133,000,000			6,839,000,000		9,722,000,000
Disposal	0			(4,359,000,000)		0
Amortization	(9,389,000,000)			(14,028,000,000)		(16,258,000,000)
Impairment losses	0					0
Reversal of impairment loss				0
Transfer	0			0		7,987,000,000
Business combination	835,000,000			763,000,000
Foreign currencies translation adjustment	1,269,000,000			(165,000,000)		(952,000,000)
Others	257,000,000			5,000,000		4,696,000,000
Ending balance	35,832,000,000			29,727,000,000		40,672,000,000
Industrial property rights
Reconciliation of changes in intangible assets and goodwill [Abstract]
Beginning balance	562,000,000			539,000,000		313,000,000
Changes in intangible assets and goodwill [Abstract]
Acquisition	318,000,000			195,000,000		349,000,000
Disposal	0			0		0
Amortization	(188,000,000)			(172,000,000)		(123,000,000)
Impairment losses	0					0
Reversal of impairment loss				0
Transfer	0			0		0
Business combination	0			0
Foreign currencies translation adjustment	0			0		0
Others	0			0		0
Ending balance	692,000,000			562,000,000		539,000,000
Development costs
Reconciliation of changes in intangible assets and goodwill [Abstract]
Beginning balance	240,320,000,000			77,241,000,000		70,697,000,000
Changes in intangible assets and goodwill [Abstract]
Acquisition	41,373,000,000			20,935,000,000		29,133,000,000
Disposal	0			0		0
Amortization	(64,415,000,000)			(46,045,000,000)		(22,534,000,000)
Impairment losses	0					0
Reversal of impairment loss				0
Transfer	7,915,000,000			188,189,000,000		0
Business combination	0			0
Foreign currencies translation adjustment	0			0		36,000,000
Others	0			0		(91,000,000)
Ending balance	225,193,000,000			240,320,000,000		77,241,000,000
Other intangible assets
Reconciliation of changes in intangible assets and goodwill [Abstract]
Beginning balance	139,297,000,000			117,546,000,000		164,364,000,000
Changes in intangible assets and goodwill [Abstract]
Acquisition	87,538,000,000			45,205,000,000		22,531,000,000
Disposal	0			(196,000,000)		(37,000,000)
Amortization	(54,421,000,000)			(73,913,000,000)		(60,869,000,000)
Impairment losses	(25,858,000,000)	[4]				(78,000,000)
Reversal of impairment loss				0
Transfer	7,188,000,000			51,672,000,000		0
Business combination	43,530,000,000			0
Foreign currencies translation adjustment	1,023,000,000			(227,000,000)		(2,742,000,000)
Others	18,000,000			(790,000,000)		(5,623,000,000)
Ending balance	198,315,000,000			139,297,000,000		117,546,000,000
Membership deposit
Reconciliation of changes in intangible assets and goodwill [Abstract]
Beginning balance	23,597,000,000			20,685,000,000		20,086,000,000
Changes in intangible assets and goodwill [Abstract]
Acquisition	4,931,000,000			5,162,000,000		1,867,000,000
Disposal	(675,000,000)			(2,871,000,000)		(944,000,000)
Amortization	0			0		0
Impairment losses	(939,000,000)	[4]				(159,000,000)
Reversal of impairment loss				674,000,000
Transfer	0			0		0
Business combination	2,143,000,000			0
Foreign currencies translation adjustment	60,000,000			(53,000,000)		(160,000,000)
Others	213,000,000			0		(5,000,000)
Ending balance	29,330,000,000			23,597,000,000		20,685,000,000
Construction in progress
Reconciliation of changes in intangible assets and goodwill [Abstract]
Beginning balance	10,415,000,000			153,209,000,000		67,999,000,000
Changes in intangible assets and goodwill [Abstract]
Acquisition	8,754,000,000			97,067,000,000		93,716,000,000
Disposal	0			0		0
Amortization	0			0		0
Impairment losses	0					0
Reversal of impairment loss				0
Transfer	(15,103,000,000)			(239,861,000,000)		(7,987,000,000)
Business combination	0			0
Foreign currencies translation adjustment	0			0		(519,000,000)
Others	0			0		0
Ending balance	₩ 4,066,000,000			₩ 10,415,000,000		₩ 153,209,000,000

[1]	Amortization of other intangible assets amounting to 22,317 million Won is included in other operating expenses.
[2]	Amortization of other intangible assets amounting to 51,770 million Won is included in other operating expenses.
[3]	Amortization of other intangible assets amounting to 48,292 million Won is included in other operating expenses.
[4]	The impairment test for other intangible assets indicates that the recoverable value is less than the carrying amount and thus the impairment loss is recognized.